Employee Benefit Liabilities, Net (Details) - Schedule of plan liabilities, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of plan liabilities, net [Abstract]
Defined benefit obligation	$ 5,606	$ 5,058
Fair value of plan assets	4,200	(3,789)
Total liabilities, net	$ 1,406	$ 1,269